UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

522 Fifth Avenue
New York, New York 10036
(Address of principal executive offices) (Zip code)

Stephen M. Benham
522 Fifth Avenue
New York, New York 10036
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The List is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The List has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The List is subject to change without notice. The List is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPM U.S. Real Estate Fund
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares		Security Description	Value
COMMON STOCKS -- 98.3%
Hotel — 11.9%
	332	Fairmont Hotels & Resorts, Inc.	$11,003
	801	Host Marriott Corp.	13,260
	473	Starwood Hotels & Resorts Worldwide, Inc.	28,400

			52,663

Industrial — 9.0%
	575	AMB Property Corp.	21,727
	490	Prologis	18,179

			39,906

Multifamily — 26.2%
	328	Apartment Investment & Management Co.	12,198
	639	Archstone-Smith Trust	21,810
	322	AvalonBay Communities, Inc.	21,532
	260	Camden Property Trust	12,232
	703	Equity Residential	22,644
	181	Essex Property Trust, Inc.	12,475
	644	United Dominion Realty Trust, Inc.	13,436

			116,327

Office — 23.3%
	212	Boston Properties, Inc.	12,739
	379	Brandywine Realty Trust	10,769
	711	Equity Office Properties Trust	21,431
	354	Mack-Cali Realty Corp.	14,996
	561	Reckson Associates Realty Corp.	17,217
	302	SL Green Realty Corp.	16,973
	475	Trizec Properties, Inc.	9,023

			103,148

Regional Malls — 11.6%
	313	Macerich Co. (The)	16,655
	578	Simon Property Group, Inc.	35,003

			51,658

Shopping Center — 9.7%
	369	Federal Realty Investment Trust	17,860
	498	New Plan Excel Realty Trust	12,505
	266	Regency Centers Corp.	12,679

			43,044

Storage — 6.6%
	300	Public Storage, Inc.	17,105
	296	Shurgard Storage Centers, Inc.	12,142

			29,247

		Total Common Stocks
		(Cost $358,747)	435,993

SHORT-TERM INVESTMENTS — 13.0%
Investment Companies — 13.0%
	57,746	JPMorgan Prime Money Market Fund (b)	57,746

		(Amortized Cost $57,746)
Total Investments — 111.3%
(Cost/Amortized Cost $416,493)			493,739
Other Liabilities in Excess of Assets — (11.3)%			(50,045)

Net Assets — 100.0%			$443,694

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,529
Aggregate gross unrealized depreciation	(2,283)

Net unrealized appreciation/depreciation	$77,246

Federal income tax cost of investments	$416,493

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	Effective February 19, 2005, the Administrator was renamed to JPMorgan Funds Management, Inc. In addition, J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ George C. W. Gatch

George C. W. Gatch President May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch President May 26, 2005

By:	/s/ Suzanne Cioffi

Suzanne Cioffi Principal Financial Officer May 26, 2005